Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2021	Jun. 30, 2020		Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Research and development expenses	$ 391	$ 96		$ 495	$ 146		$ 409	$ 61
Marketing expenses	593			763
General and administrative expenses	532	68		690	111		321	150
Total operating loss	1,516	164		1,948	257		730	211
Financial expenses, net	6	11		18	2		22	37
Loss for the period	$ 1,522	$ 175		$ 1,966	$ 259		$ 752	$ 248
Loss per share
Basic and dilutive loss per common stock (in dollars)	$ (0.02)	$ (0.005)	[1]	$ (0.03)	$ (0.01)	[1]	$ (0.02)	$ (0.01)	[2]

[1]	Share capital was retroactively adjusted using the exchange ratio established pursuant to the Stock Exchange Agreement to reflect the capital of the legal entity (the Parent Company).
[2]	Share capital was retroactively adjusted using the exchange ratio established pursuant to the Stock Exchange Agreement to reflect the capital of the legal entity (the Parent Company), see also Note 10A.